Goodwill (Tables)	12 Months Ended
Feb. 28, 2023
Goodwill Table [Abstract]
Schedule of goodwill is allocated cash generating units
		Cartrack				Karooooo
Figures in Rand thousands	Note	Mozambique	Portugal	Spain	Other	Logistics	Total

At March 1, 2021		57,232	32,192	22,818	11,910	–	124,152
Acquisition of subsidiary	28	–	–	–	–	58,314	58,314
Translation adjustments		7,849	(2,028)	(1,437)	(466)	–	3,918
At February 28, 2022		65,081	30,164	21,381	11,444	58,314	186,384
Translation adjustments		17,196	4,305	3,051	1,545	–	26,097
At February 28, 2023		82,277	34,469	24,432	12,989	58,314	212,481

Schedule of key estimates used for the fair value
		As of February 28
Key estimates	CGU	2023	2022
Revenue growth rate
This is the average annual compound growth rate in revenue that is derived from management’s forecast and is based on external available information, such as GDP and industry growth rate within the region.	Mozambique	16%	17%
	Portugal	15%	10%
	Spain	19%	16%
	Karooooo Logistics	51%	-

The growth rate applied for revenue is considered to be the main driver of profitability and hence free cash flow. CGUs are at different maturity levels in their business cycles and hence will reflect considerably different growth rates. The various geographical markets the CGUs operate within also have differences in their economies which have been taken into consideration. The growth rate determined by management is based on historical data from both external and internal sources and is consistent with reported global telematics growth forecasts for the medium to long term and with the assumptions that a market participant would make.

Terminal growth rate
The estimated rate of growth after the five-year forecast period. This rate is informed primarily by external forecasts about economic activity by region. Changes in these rates are reflective of changes in market views on the economic growth in those regions.	Mozambique	8%	8%
	Portugal	2%	1%
	Spain	2%	1%
	Karooooo Logistics	5%	-

Discount rate
The rate reflects the specific risks relating to the country and industry in which the entity operates. These rates were determined using externally available information. The rates were determined using the Capital Asset pricing model and adjusting for risk. The rate is a pre-tax rate.	Mozambique	31%	30%
	Portugal	19%	16%
	Spain	19%	17%
	Karooooo Logistics	38%	-